Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 34,284	$ 46,821
Accounts receivable	16,380	11,280
Prepaid expenses	7,773	7,773
Total Current Assets	58,437	65,874
Intangible assets, net	261,062	298,085
Total Assets	513,838	363,959
Current Liabilities
Accounts payable	159,583	161,171
Accrued liabilities	327,554	247,155
Deferred revenue	46,425	46,425
Notes payable, net of discounts of $0 and $57,148 at September 30, 2022 and December 31, 2021, respectively	363,167	233,167
Derivative liability	328,839	212,816
Total Current Liabilities	1,532,433	1,174,660
Notes payable	104,300	267,152
Due to stockholders	1,000	1,000
Total Liabilities	1,637,733	1,442,812
Commitments and Contingencies (Note 4)
Series B convertible preferred stock, 600 shares designated, $0.001 par value, $1,200 stated value; 342 shares and 155 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively. Liquidation Preference $410,400 and $186,000 as of September 30, 2022 and December 31, 2021, respectively	410,400	186,000
Stockholders’ Equity (Deficit)
Preferred Stock, $0.001 Par Value, 10,000,000 shares authorized; 25,896 shares and 25,845 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively	26	26
Common Stock $0.001 par value, 1,000,000,000 shares authorized; 309,083,423 Shares and 220,254,395 Shares Issued and Outstanding at September 30, 2022 and December 31, 2021, respectively	309,083	220,255
Additional paid in capital	7,162,069	7,059,098
Accumulated deficit	(9,005,473)	(8,544,232)
Total Stockholders’ Equity (Deficit)	(1,534,295)	(1,264,853)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 513,838	$ 363,959